Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding

	Three and Six Months Ended June 30,
	2026	2025
Options to purchase common stock	32,289	33,858
Preferred stock and accrued dividends convertible into common stock	461,819	-
Warrants to purchase common stock	317,585	918,418
Total potentially dilutive securities excluded	811,693	952,276

	Year Ended December 31,
	2025	2024
Options to purchase common stock	33,858	34,046
Warrants to purchase common stock	382,588	934,373
Total potentially dilutive securities excluded	416,446	968,419